Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Administrative expenses.
Schedule of administrative expenses

	2025	2024(a)	2023(a)
	$’m	$'m	$'m

Staff costs(b) (note 8.1)	166.4	152.4	159.0
Professional fees	49.1	44.5	49.6
Facilities, short-term rental and upkeep	30.2	29.6	42.0
Travel costs	11.0	9.3	12.9
Business combination costs	11.4	1.3	2.4
Depreciation (note 14)	7.9	10.5	11.0
Net loss allowance/(reversal of loss allowance) on trade receivables(d)	5.8	(0.3)	4.6
Amortization (note 15)	1.0	1.1	4.4
Operating taxes	0.4	0.3	0.2
Net gain on disposal of property, plant and equipment and right-of-use assets	(7.7)	(4.2)	(2.4)
Net impairment (reversal)/loss of withholding tax receivables(c) (note 19)	(59.8)	1.1	48.0
Other(e)	19.1	29.8	33.0
	234.8	275.4	364.7
(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.
(b)	Includes amounts related to key management personnel (excluding Non-Executive directors) and share-based payment expense.
(c)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities. Refer to note 19 for further information on the change in withholding tax regulations during 2025.
(d)	This represents the net impact of new or increased provisions for balances now assessed as doubtful partially offset by the reversal of allowances made in previous periods in respect of balances recovered in the period or no longer considered doubtful.
(e)	In 2024, includes a share based payment expense of $7.6 million in relation to the B-BBEE transaction which was cleared by the Competition Commission South Africa in December 2024 (note 28.2).

Schedule of employee benefits

Amounts presented below include costs in relation to key management personnel (excluding Non-Executive directors).

	2025	2024(a)	2023(a)
	$'m	$'m	$'m

Salaries and wages	144.7	134.7	155.9
Other benefits	12.9	15.7	15.4
Share-based payment expense (note 28.1)	28.8	20.2	13.3
Pension costs	6.3	6.7	7.2
	192.7	177.3	191.8
(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.

Other benefits are comprised of employee related insurance, employee training costs, staff entertainment and internal reorganization costs.

	2025	2024(a)	2023(a)
	$'m	$'m	$'m

Administrative expenses	166.4	152.4	159.0
Cost of sales	26.3	24.9	32.8
	192.7	177.3	191.8

(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.